Allmerica Financial Services
December 31, 1998

Annual Report


The Fulcrum Fund/SM/
Variable Annuity
 .  Allmerica Investment Trust
   Money Market Fund

[The Fulcrum Fund/SM/ Logo Appears Here]


1998


[Allmerica Financial/R/ Logo Appears Here]

Table of Contents     1

General Information                                                        2

A Letter from the Chairman                                                 3

Product Performance Summaries                                              4
The Fulcrum Fund Variable Annuity (FAFLIC)                                 4
The Fulcrum Fund Variable Annuity (AFLIAC)                                 5

Bond & Money Market Overview                                               6
Money Market Fund                                                          8

Financials                                                               F-1

For further information, see the accompanying annual report.

See Client Notices on page F-14.

GENERAL INFORMATION   2

Officers of First Allmerica Financial Life Insurance Company (FAFLIC) and
   Allmerica Financial Life Insurance and Annuity Company (AFLIAC)
John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Custodian
Bankers Trust Company
16 Wall Street, New York, NY 10005

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Administrator
First Data Investor Services Group
4400 Computer Drive, Westborough, MA 01581

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condron/1/
Cynthia A. Hargadon/1/
Gordon Holmes/1/
John P. Kavanaugh
Bruce E. Langton/1/
Attiat F. Ott/1/
Richard M. Reilly
Ranne P. Warner/1/

/1/Independent Trustees

Investment Sub-Adviser
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653
    Money Market Fund

A Letter from the Chairman   3

[Photograph of John F. O'Brien Appears Here]

Dear Client:

The old Wall Street saying that markets run on two emotions, greed and fear, was never more evident than in 1998. The year began with the domestic economy enjoying what Chairman Greenspan described as a "virtuous cycle" of continued economic growth, high employment and price stability. As a result, the bond market performed well through the first half of the year as interest rates drifted slightly lower and credit-quality concerns remained minor.

The mood however, shifted to fear late in the summer. In late August, the Russian government announced a debt repayment moratorium and a de facto devaluation in the ruble. Suddenly investors re-evaluated the credit risk in their portfolios and began a wholesale liquidation of riskier assets and a flight to safety in the form of U.S. Treasuries. This sudden shift in sentiment also caused the demise of several large hedge funds which added to the supply of assets for sale.

To change the market psychology, the Federal Reserve cut interest rates three times for a total of 0.75%. As a result, buyers and "greed" returned to the financial markets and investment returns ended quite strong. High-quality money market funds performed strongly as shown by the IBC First Tier Money Market Funds average manager return of 4.96% and the broader market, as measured by the Lehman Aggregate Index returned 8.67%. The high yield market, however, never fully recovered, rising only 3.66% as measured by the Merrill Lynch High Yield Index.

As we move forward, we believe that the Federal Reserve will maintain a neutral monetary policy in the near future. The Federal Reserve is faced with a domestic economy that is accelerating once again while the global economy is slowing. Weak global demand is reflected in the continued weakness in commodity prices. Thus, with moderate economic growth and subdued inflation, the Federal Reserve will grapple with providing global liquidity while mitigating potential inflationary pressures.

All of us at Allmerica look forward to continuing to provide you with a broad array of high-quality investment and retirement products.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien
Chairman of the Board
Allmerica Financial Life Insurance and Annuity Company

Product Performance Summary   4

The Fulcrum Fund/SM/ Variable Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/98

For easy reference, the total returns for The Fulcrum FundSM Variable Annuity sub-account are summarized below. Keep in mind, however, that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the Portfolio Review on page 8.

                                             Without Surrender Charge               With Surrender Charge
                                                     And Contract Fee                    And Contract Fee
                                Sub-
                             Account                             Life                                Life
                           Inception       1      5      10   of Sub-         1       5      10   of Sub-
Sub-Account                     Date    Year  Years   Years   Account      Year   Years   Years   Account
-----------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Money Market Fund             10/3/97  4.00%  3.71%   4.11%     4.02%    -2.24%   3.10%   4.03%    -0.35%

Performance returns given above are for the The Fulcrum Fund Variable Annuity sub-account of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolio listed above on the date of inception. Performance returns designated as "Life of Sub-Account" assume an investment in the portfolio listed on the date of inception of the Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary   5

The Fulcrum Fund/SM/ Variable Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/98

For easy reference, the total returns for The Fulcrum FundSM Variable Annuity sub-account are summarized below. Keep in mind, however, that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the Portfolio Review on page 8.

                                                Without Surrender Charge                With Surrender Charge
                                                        And Contract Fee                     And Contract Fee
                          Sub-Account                               Life                                 Life
                            Inception      1       5      10     of Sub-        1        5      10    of Sub-
Sub-Account                      Date   Year   Years   Years     Account     Year    Years   Years    Account
---------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Money Market Fund             3/13/97  4.00%   3.71%   4.11%       3.99%   -2.24%    3.14%   4.06%      0.95%

Performance returns given above are for the The Fulcrum Fund Variable Annuity sub-account of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolio listed above on the date of inception. Performance returns designated as "Life of Sub-Account" assume an investment in the portfolio listed on the date of inception of the Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Bond & Money Market Overview   6

1994: Federal Reserve Board raises interest rates six times in an effort to slow down the economy and keep inflation in check, sending bond prices sharply lower.

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: During 1998, bond investments produced widely divergent results as a series of dramatic swings either left them highly in favor or badly battered.


During 1998, bond investments produced widely divergent results as they experienced a series of dramatic swings that left them either highly in favor or badly battered.

Starting off 1998, investors sought more attractive yields by investing in all types of riskier bonds. But as global markets experienced continued volatility -- most notably in Russia, Latin America and Asia -- investors fled these riskier investments and, by late summer, favored U.S. Treasury bonds.

But what was a boon for Treasuries was not at all good for non-government issues. The Russian currency crisis, President Clinton's problems, and concerns about Japan's economy all caused non-government issues to deteriorate by August. Further aggravated by the collapse of the highly leveraged Long-Term Capital Management, this segment, particularly corporate and high-yield bonds, suffered. Because investors stayed away from these types of securities, the corporate new issues market dried up. In fact, fewer investment grade and high-yield bonds were sold in August and September combined than in the month of July.

However, a year-end rally was sparked by a series of three 0.25% interest rate cuts by the Federal Reserve. These moves not only pushed the Federal Funds Rates down to 4.75%, they spurred bond investors to leave the safety of U.S. Treasuries and return to those securities which had the potential to offer them higher yields.

Given this environment, safer credits generally fared much better for the year than those bonds which had more risk attached to them.

Finishing the year on top, U.S. Treasuries significantly outpaced all other sectors of the bond market for the first time in almost a decade -- with the 30-year bond posting a total return of 17.10% for the year. By comparison, the Lehman

[Timeline Footer Graphic Appears Here]

1998
JAN  FEB  MAR  APR  MAY   JUN

Given low interest rates, investors seek more attractive yields by investing in all types of bonds.

Uncertain about the effects of the Asian crisis, the Federal Reserve adopts a "wait and see" approach to changing interest rates.
[Map of World Graphic Appears Here]

Stable-to-low interest rates cause record refinancing - and mortgage-backed securities to suffer. [House Graphic Appears Here]

Worldwide economic unrest causes investors to flee foreign investments for super-safe U.S. Treasuries, which deliver their best performance in years. [U.S. $50 Graphic Appears Here]

Bond & Money Market Overview   7

Brothers Aggregate Bond Index, a benchmark commonly used for all types of bonds, returned only 8.67%.

In contrast, 1998 will also be remembered as the worst year for corporate bonds. Investment grade corporates trailed comparable duration Treasuries by 2.27% for the year. Much of the underperformance occurred from late August to mid October as liquidity, rather than credit, concerns drove the unprecedented spread widening. However, a two-tiered market still exists for corporate credits. Benchmark names such as IBM, Ford and Worldcom trade with little or no liquidity concession, while second-tier names command a much larger liquidity premium.

While it was a year of turmoil for investment grade corporate bonds, it proved to be disastrous for high-yield corporates, which lagged BBB or higher rated bonds by nearly five percentage points. Suffering the most from the year's volatility, lower-rated high-yield issues finished last for 1998 with a meager 3.66% total return, as measured by the Merrill Lynch High Yield Master Index.

Reflecting the market in general, mortgage-backed securities also had a tumultuous year. Early in the year, this sector struggled with fears of prepayments as interest rates dipped to historic lows. Even so, these securities managed to modestly outperform Treasuries for the first half of the year. Then, the same liquidity concerns that troubled corporate bonds later in the year also severely affected mortgage-backeds. As a result, this sector posted a total return of 7.20% for the year.

Results in the money market also mirrored the overall turbulence occurring in the bond market. While yields hovered around 5.00% before the interest rate cuts taken by the Federal Reserve, yields on the average one-year CD fell from 4.87% to 4.16% by year-end.

Diminishing returns, however, did not seem to sway investors. Money funds in general posted record inflows of cash as investors sought shelter from market volatility and parked their assets in the relative safety of money market funds.

Moving into 1999, volatility remains on the horizon for the U.S. bond market. However, given low inflation and low interest rates, government and high-grade corporates could appeal to investors looking for safe havens from riskier alternatives. In addition, slower corporate earnings could restrain the stock market in the coming year, helping to narrow the performance gap between equities and fixed income investments.

[Timeline Footer Graphic Appears Here]

JUL  AUG  SEP  OCT  NOV  DEC

Liquidity concerns stunt the performance of both corporate and high-yield bonds. [River/Bridge/Urban Skyline Graphic Appears Here]

A currency crisis in Russian spurs a flight to quality by investors. The
Federal Reserve cuts interest rates three times, sparking a year-end bond rally.

The Federal Reserve cuts interest rates three times, sparking a year-end bond rally. [Federal Reserve Bank Graphic Appears Here]

Uncertainty -- and volatility -- remain on the horizon for the U.S. bond market. [Question Mark Graphic Appears Here]

Money Market Fund   8

The Money Market Fund reported a 5.51% total return for the one-year period ended December 31, 1998, outpacing the 4.96% return of the IBC/Donoghue First Tier Money Market Index for the same period.

During 1998, the U.S. economy showed surprising strength in the face of extreme volatility in world financial markets. The Asian currency crisis spread to Latin America and Russia, spurring a worldwide sell-off of riskier assets and forcing highly leveraged trading firms, like Long Term Capital Management, to liquidate positions as the value of their holdings fell.

To alleviate a potential credit crunch, the Federal Reserve cut the Federal Funds rate three separate times, and yields on money market funds plummeted causing securities prices to rise. This helped the Fund's performance as the portfolio was well-positioned with longer maturing money market securities averaging 77 days.

After the Fed's moves, the Fund's managers lowered the Fund's average weighted maturity to 62 days to better position the Fund to garner returns when interest rates start back up.

The Fund's managers also maintained core long-term holdings of (5-7 month) commercial paper and certificates of deposits and kept a combination of floating rate notes. In addition, they laddered maturity dates and short-term repurchase agreements to provide maximum liquidity without sacrificing yield.

Entering a new year, the Fund's managers believe the Federal Reserve will maintain a neutral monetary policy in the near future.

[GRAPH APPEARS HERE]

Investment Sub-Adviser
Allmerica Asset Management, Inc.
About the Fund
Strives to maximize current income for investors while preserving capital and liquidity.

As of December 31, 1998, the sector allocation of net assets was:

Commercial Paper           47%
Corporate Notes and Bonds  34%
U.S. Government and
  Agency Obligations        4%
Cash Equivalents            7%
Other                       8%

                         Average Annual Total Returns
 Years ended December 31, 1998                1 Year   5 Years    10 Years
 Money Market Fund                             5.51%     5.22%      5.62%
 IBC/Donoghue First Tier
   Money Market Index                          4.96%     4.80%      5.22%
 Lipper Money Market Funds Average             4.84%     4.77%      5.20%

Portfolio Composition

                    Average Yields as of December 31, 1998
7-day                                          5.11%    30-day      5.11%

                   Growth of a $10,000 Investment Since 1988
                                                         IBC/Donoghue First Tier
                         Money Market Fund               Money Market Index
12/88                     $10,000                        $10,000
12/98                     $17,275                        $16,625

[GRAPH APPEARS HERE]

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its net asset value of $1.00 per share. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of 330 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

MONEY MARKET FUND

                PORTFOLIO OF INVESTMENTS  *  December 31, 1998
                ----------------------------------------------

                                                                         Value
Par Value                                                               (Note 2)
---------                                                               --------

CORPORATE NOTES AND BONDS - 34.00%
                    Finance - 13.32%
   $  2,150,000     Associates Corp. of North America, MTN
                    5.75%, 02/12/99                                $  2,150,099

      1,000,000     Associates Corp.of North America, MTN
                    6.75%, 06/28/99                                   1,003,742

      1,530,000     Chrysler Financial Corp., MTN
                    5.28%, 02/16/99                                   1,529,768

      3,500,000     CIT Group Holdings, Inc., Senior MTN
                    5.07%, 01/27/99 *                                 3,499,879

      1,000,000     CIT Group Holdings, Inc., Senior MTN
                    6.20%, 06/17/99                                   1,001,974

        232,443     Compass Auto Receivables Trust
                    5.66%, 07/15/99                                     232,443

      2,050,615     Copelco Capital Funding Corp., Series 1998-A
                    5.68%, 08/16/99                                   2,050,615

      1,250,000     Ford Motor Credit Co.
                    5.63%, 01/15/99                                   1,250,059

        700,000     Ford Motor Credit Co., MTN
                    8.21%, 03/16/99                                     703,362

      3,650,000     General Motors Acceptance Corp., MTN
                    5.70%, 02/09/99                                   3,649,555

      4,000,000     General Motors Acceptance Corp.
                    8.00%, 10/01/99                                   4,077,732

        715,000     General Motors Acceptance Corp., MTN
                    5.24%, 12/09/99 *                                   714,189

      1,500,000     Household Financial Corp., Ltd., Yankee Note
                    7.13%, 04/30/99                                   1,506,016

      1,000,000     International Lease Finance Corp., MTN
                    6.05%, 04/30/99                                   1,000,765

      6,000,000     Liberty Lighthouse US Capital
                    5.02%, 08/16/99 * (B)                             6,000,000

      6,000,000     Liberty Lighthouse US Capital
                    5.23%, 09/15/99 * (B)                             6,000,000

      1,000,000     PACCAR Financial Corp., MTN
                    6.46%, 05/19/99                                   1,002,427

      5,050,000     Sears Roebuck Acceptance Corp., MTN
                    6.54%, 05/06/99                                   5,062,495

      2,325,000     SunAmerica, Inc.
                    6.20%, 10/31/99                                   2,345,051
                                                                    -----------
                                                                     44,780,171
                                                                    -----------

                    Security Brokers and Dealers - 11.72%
      3,000,000     Bear Stearns Cos., Inc., Series B, MTN
                    5.52%, 01/12/99 *                                 2,999,808

      6,000,000     Bear Stearns Cos., Inc., Series B, MTN
                    5.19%, 08/25/99 *                                 6,000,000

      7,000,000     Donaldson Lufkin & Jenrette, Inc., MTN
                    5.56%, 10/05/99 *                                 7,000,000

      2,500,000     Lehman Brothers Holdings, Inc., MTN
                    5.47%, 02/12/99 *                                 2,500,125

      5,050,000     Lehman Brothers Holdings, Inc.
                    7.63%, 07/15/99                                   5,096,769

      4,150,000     Merrill Lynch & Co., Inc.
                    6.38%, 03/30/99                                   4,157,744

      5,000,000     Paine Webber Group, Inc., MTN
                    5.29%, 03/10/99 *                                 5,000,000

                    Security Brokers and Dealers(continued)
   $  5,500,000     Paine Webber Group, Inc., MTN
                    6.05%, 10/21/99 *                              $  5,500,000

      1,164,000     Salomon-Smith Barney Holdings
                    5.50%, 01/15/99                                   1,163,857
                                                                   ------------
                                                                     39,418,303
                                                                   ------------

                    Commercial Banks - 7.62%
   $  3,000,000     Bankers Trust Corp.
                    4.96%, 08/09/99* (B)                              2,984,978

      1,691,000     Chase Manhattan Corp.
                    7.75%, 11/01/99                                   1,725,158

      2,500,000     Chemical Banking Corp., MTN
                    5.58%, 10/26/99 *                                 2,505,786

      2,345,000     Citicorp
                    9.00%, 04/15/99                                   2,369,100

      2,000,000     First Chicago Corp.
                    9.00%, 06/15/99                                   2,027,709

      1,000,000     First Interstate Bancorp, Senior
                      Subordinated Note
                    8.63%, 04/01/99                                   1,006,673

      3,500,000     First Union National Bank, MTN
                    4.98%, 04/30/99 *                                 3,500,000

      3,500,000     Fleet Credit Card, MTN
                    5.89%, 04/15/99 *                                 3,502,483

      3,000,000     Key Bank N.A., MTN
                    4.87%, 01/14/99 *                                 2,999,971

      3,000,000     Rabobank Nederland, MTN
                    6.45%, 08/16/99                                   3,014,216
                                                                   ------------
                                                                     25,636,074
                                                                   ------------

                    Communication - 0.59%
      2,000,000     MCI Communications Corp.
                    5.41%, 03/16/99 *                                 2,000,555

                    Industrial - 0.45%
      1,000,000     Sears Roebuck & Co., MTN
                    5.86%, 01/22/99                                     999,993

        500,000     Sears Roebuck & Co., Debenture
                    8.20%, 04/15/99 *                                   503,202

                                                                   ------------
                                                                      1,503,195
                                                                   ------------

                    Utilities - 0.30%
      1,000,000     Virginia Electric & Power Co., MTN, Series C
                    9.30%, 06/09/99                                   1,015,036
                                                                   ------------
                    Total Corporate Notes and Bonds                 114,353,334
                                                                   ------------
                    (Cost $114,353,334)

U.S. GOVERNMENT AGENCY OBLIGATION (A) - 4.46%

                    Federal Home Loan Bank - 4.46%
     15,000,000     4.60%, 11/03/99                                  15,000,000
                                                                   ------------
                    Total U.S. Government
                    Agency Obligation                                15,000,000
                    (Cost $15,000,000)                             ------------

                       See Notes to Financial Statements.

MONEY MARKET FUND

           PORTFOLIO OF INVESTMENTS, Continued  *  December 31, 1998
           ---------------------------------------------------------

                                                                         Value
Par Value                                                               (Note 2)
---------                                                               --------

MUNICIPAL BOND - 2.08%
                    Connecticut - 2.08%
   $  7,000,000     Connecticut State Housing Finance Authority
                    6.00%, 11/15/16 *                              $  7,000,000
                                                                   ------------
                    Total Municipal Bond                              7,000,000
                    (Cost $7,000,000)                              ------------

COMMERCIAL PAPER (A) - 46.66%
                    Finance - 28.17%
      1,000,000     American Honda Finance Corp.
                    5.47%, 01/15/99                                     997,912

      1,989,000     Barton Capital Corp.
                    5.46%, 01/12/99 (C)                               1,985,742

      3,000,000     Barton Capital Corp.
                    5.45%, 02/02/99 (C)                               2,985,760

      2,500,000     Bayerische Vereinsbank, AG
                    5.87%, 02/02/99                                   2,498,781

      8,000,000     Block Financial Corp.
                    5.35%, 02/26/99                                   7,934,418

      4,000,000     Credit Suisse First Boston, Inc.
                    5.27%, 02/24/99 (C)                               3,968,800

      5,000,000     Equilon Enterprises
                    5.35%, 02/25/99                                   4,959,743

      7,000,000     Frontier Corp.
                    5.63%, 01/04/99 (C)                               6,996,733

      3,742,000     Frontier Corp.
                    5.57%, 01/06/99 (C)                               3,739,115

      4,000,000     Frontier Corp.
                    5.16%, 03/29/99 (C)                               3,950,700

      2,500,000     Holland Ltd Securitization, Inc.
                    5.34%, 03/24/99 (C)                               2,469,990

     10,000,000     Iowa Student Loan
                    5.63%, 01/20/99                                   9,970,445

      2,871,000     Mont Blanc Capital Corp.
                    5.69%, 01/26/99 (C)                               2,859,735

      5,000,000     National Rural Utilities Cooperative
                      Finance Corp.
                    5.08%, 02/08/99                                   4,973,611

      1,500,000     Pegasus Three, Ltd.
                    5.49%, 02/26/99 (C)                               1,487,353

      5,000,000     Republic Industrial Funding Corp.
                    5.58%, 01/13/99                                   4,990,750

     10,000,000     Trident Capital Finance, Inc.
                    5.95%, 01/04/99 (C)                               9,995,042

      8,000,000     Vattenfall Treasury, Inc.
                    5.98%, 01/05/99                                   7,994,693

      2,000,000     Westways Funding I, Ltd.
                    5.40%, 01/29/99 (C)                               1,991,725

      8,000,000     Westways Funding II, Ltd.
                    5.48%, 01/27/99 (C)                               7,968,627
                                                                   ------------
                                                                     94,719,675
                                                                   ------------

                    Industry - 10.02%
   $  9,000,000     Cooperative Association Tractor Dealers
                    5.46%, 01/15/99                                $  8,980,925

      2,300,000     Dakota
                    5.55%, 01/08/99                                   2,297,540

      7,000,000     Dakota
                    5.32%, 01/13/99                                   6,987,750

     10,000,000     GTE Corp.
                    5.65%, 01/22/99 (C)                               9,967,217

        500,000     Lexington Parker Capital Co.
                    5.67%, 01/19/99 (C)                                 498,600

      5,000,000     Lexington Parker Capital Co.
                    5.61%, 01/27/99 (C)                               4,979,958
                                                                   ------------
                                                                     33,711,990
                                                                   ------------


                    Securities Brokers and Dealers - 6.22%
      4,000,000     Donaldson Lufkin & Jenrette, Inc.
                    5.83%, 01/12/99                                   3,992,972

      8,000,000     Goldman Sachs Group
                    5.37%, 02/26/99                                   7,934,791

      7,000,000     Morgan Stanley, Dean Witter Discover & Co.
                    5.45%, 01/22/99                                   6,978,154

      2,000,000     Paine Webber Group, Inc.
                    5.76%, 01/25/99                                   1,992,507
                                                                   ------------
                                                                     20,898,424
                                                                   ------------

                    Banking - 1.46%
      5,000,000     UniBanco - Grand Cayman
                    5.54%, 04/15/99                                   4,921,451

                    Utilities - 0.79%
      2,707,000     Songs Fuel Co.
                    5.15%, 06/21/99                                   2,642,452
                                                                   ------------
                    Total Commercial Paper                          156,893,992
                                                                   ------------
                        (Cost $156,893,992)

CERTIFICATES OF DEPOSIT - 4.76%
      5,000,000     National Bank of Canada
                    5.21%, 02/17/99                                   5,000,065

      4,500,000     National Bank of Canada
                    5.73%, 06/07/99                                   4,498,888

      6,500,000     Sanwa Bank, Ltd., New York
                    5.66%, 04/05/99                                   6,500,165
                                                                    -----------
                    Total Certificates of Deposit                    15,999,118
                                                                    -----------
                    (Cost $15,999,118)

                       See Notes to Financial Statements.

MONEY MARKET FUND

           PORTFOLIO OF INVESTMENTS, Continued  *  December 31, 1998
           ---------------------------------------------------------

                                                                         Value
Par Value                                                               (Note 2)
---------                                                               --------

REPURCHASE AGREEMENT - 6.32%
   $ 21,241,626     Lehman Brothers Holdings, Inc.
                    Repurchase Agreement
                    4.95%, 01/07/99, Dated 12/03/98
                    Repurchase Price $21,318,156
                    (Collateralized by Government Agencies
                    7.00% - 7.50%, Due 08/01/10 thru 10/01/25,
                    Total Par $21,306,437,
                    Market Value $21,944,998)                      $ 21,241,626
                                                                   ------------
                    Total Repurchase Agreement                       21,241,626
                                                                   ------------
                    (Cost $21,241,626)

INVESTMENT COMPANIES - 0.95%
        783,415     SSgA Prime Money Market Fund                   $    783,415
      2,396,817     Scudder Institutional Money Market Fund           2,396,817
                                                                   ------------
                    Total Investment Companies                        3,180,232
                                                                   ------------
                    (Cost $3,180,232)

                    Total Investments - 99.23%                      333,668,302
                                                                   ------------

                    (Cost $333,668,302)
                    Net Other Assets and Liabilities - 0.77%          2,585,045
                                                                   ------------
                    Net Assets - 100.00%                           $336,253,347
                                                                   ============

* Variable rate security. The rate shown reflects rate in effect at December 31, 1998.
(A)  Effective yield at time of purchase
(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1998, these securities amounted to $14,984,978 or 4.46% of net assets.
(C) Security exempt from registration under section 4(2) of the Securities Act of 1933, as amended. This security may be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $65,845,097 or 19.58% of net assets.
MTN  Medium Term Note



Federal Income Tax Information (see Note 2)
At December 31, 1998, the aggregate cost of investment securities for tax purposes was $333,668,302.

As of December 31, 1998, the Portfolio had capital loss carryforwards which expire as follows: $347 in 2002, $144 in 2003, $35,977 in 2004, $8,154 in 2005;
and $52,338 in 2006.


Other Information
The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

     Moody's Ratings (unaudited)
     Aaa              92.68%
     NR (Not Rated)    7.32
                     ------
                     100.00%
                     ======

                       See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

     STATEMENT OF ASSETS AND LIABILITIES (in 000's)  *  December 31, 1998
     --------------------------------------------------------------------

                                        Money
                                        Market
                                         Fund
                                       --------
ASSETS:
Investments (Note 2):
     Investments at cost.............. $312,427
     Repurchase agreements at cost....   21,241
                                       --------
     Total investments at value.......  333,668
Cash..................................       10
Receivable for shares sold............    2,480
Interest and dividend receivables.....    1,941
                                       --------
     Total Assets.....................  338,099
                                       --------

Liabilities:
Payable for investments purchased.....    1,749
Payable for shares repurchased........        2
Advisory fee payable (Note 3).........       70
Trustees' fees and expenses payable...        1
Accrued expenses and other payables...       24
                                       --------
     Total Liabilities................    1,846
                                       --------
Net Assets............................ $336,253
                                       ========

Net Assets consist of
Paid-in capital (Note 5).............. $336,350
Accumulated (distribution in excess
  of) net realized gain (loss) on
  investments sold, foreign currency
  transactions and futures contracts..      (97)
                                       --------
Total Net Assets...................... $336,253
                                       ========

Shares of beneficial interest
  outstanding (unlimited
  authorization, no par value)
  (in 000's)..........................  336,352
Net Asset Value, Offering and
  redemption price per share
  (Net Assets/Shares Outstanding)..... $  1.000
                                       ========

                      See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

  STATEMENT OF OPERATIONS (in 000's)  *  For the year ended December 31, 1998
  ---------------------------------------------------------------------------



                                                        Money
                                                        Market
                                                        Fund
                                                       -------
INVESTMENT INCOME
     Interest (Note 2)................................ $15,544
     Dividends (Note 2)...............................     264
                                                       -------
         Total investment income......................  15,808
                                                       -------

EXPENSES
     Investment advisory fees (Notes 3 and 4).........     731
     Custodian and securities lending fees (Note 3)...      26
     Fund accounting fees (Note 3)....................      52
     Legal fees.......................................       6
     Audit fees.......................................      18
     Trustees' fees and expenses (Note 3).............       9
     Reports to shareholders..........................      33
     Insurance........................................       6
     Miscellaneous....................................       7
                                                       -------
         Total expenses...............................     888
                                                       -------
NET INVESTMENT INCOME                                   14,920
                                                       -------
NET REALIZED AND UNREALIZED
     (LOSS) ON INVESTMENTS (NOTE 2):
     Net realized (loss) on investments sold..........     (52)
                                                       -------


NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS........................ $14,868
                                                       =======

                       See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

                STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
                ----------------------------------------------

                                                                     Money Market
                                                                        Fund
                                                               -----------------------
                                                               Years Ended December 31,
                                                               -----------------------
                                                                   1998        1997
                                                                   ----        ----
NET ASSETS at beginning of year..............................   $ 260,619    $217,256
                                                                ---------    --------
Increase (decrease) in net assets
  resulting from operations:
     Net investment income...................................      14,920      12,775
     Net realized (loss) on
       investments sold......................................         (52)         (8)
                                                                ---------    --------
     Net increase in net assets
       resulting from operations.............................      14,868      12,767
                                                                ---------    --------

Distributions to shareholders from:
     Net investment income...................................     (14,920)    (12,775)
     Distribution in excess of net
       investment income.....................................          (2)         --
                                                                ---------    --------
     Total distributions.....................................     (14,922)    (12,775)
                                                                ---------    --------

Capital share transactions:
     Net proceeds from sales of shares.......................     327,728     198,110
     Issued to shareholders in reinvestment
       of distributions......................................      14,922      12,775
     Cost of shares repurchased..............................    (266,962)   (167,514)
                                                                ---------    --------
     Net increase from capital share
       transactions..........................................      75,688      43,371
                                                                ---------    --------
     Total increase in net assets............................      75,634      43,363
                                                                ---------    --------
NET ASSETS at end of year....................................   $ 336,253    $260,619
                                                                ---------    --------
OTHER INFORMATION:
Share transactions:
     Sold....................................................     327,728     198,110
     Issued to shareholders in reinvestment
       of distributions......................................      14,922      12,775
     Repurchased.............................................    (266,962)   (167,514)
                                                                ---------    --------
     Net increase in shares outstanding......................      75,688      43,371
                                                                =========    ========

                      See Notes to Financial Statements.

                      This page left blank intentionally.

ALLMERICA INVESTMENT TRUST

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year
      -------------------------------------------------------------------

                       Income from Investment Operations                                    Less Distributions
                       ---------------------------------                                    ------------------


                                                                                 Distri-                                      Net
                   Net                  Net Realized                             butions                                   Increase
                  Asset         Net          and                   Dividends    from Net      Distri-                         in
                  Value     Investment   Unrealized   Total from   from Net     Realized      butions Return     Total        Net
Year Ended      Beginning     Income       Gain on    Investment  Investment     Capital        in      of       Distri-     Asset
December 31,     of Year      (Loss)     Investments  Operations    Income         Gains      Excess  Capital    butions     Value
-------------  -----------  -----------  -----------  ----------  -----------  -------------  ------  -------  ----------  ---------

Money Market
   Fund
   1998           $1.000      $0.054          $  -      $0.054     $(0.054)           $  -    $  -     $  -      $(0.054)   $  -
   1997            1.000       0.053             -       0.053      (0.053)              -       -        -       (0.053)      -
   1996            1.000       0.052             -       0.052      (0.052)              -       -        -       (0.052)      -
   1995            1.000       0.057             -       0.057      (0.057)              -       -        -       (0.057)      -
   1994            1.000       0.039             -       0.039      (0.039)              -       -        -       (0.039)      -

(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.

                      See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

                           Ratios/Supplemental Data
                           ------------------------

                         Ratios To Average Net Assets
                         ----------------------------

      Net                      Net
     Asset                    Assets         Net
     Value                    End of        Invest-                                                     Portfolio
     End of       Total        Year          ment           Operating Expenses       Management Fee     Turnover
     Year         Return      (000's)       Income       (A)      (B)       (C)      Gross       Net      Rate
    -------       ------      -------       ------      -----    -----     -----     -----      -----    ------
    $1.000         5.51%     $336,253       5.36%        0.32%    0.32%    0.32%     0.26%      0.26%      N/A
     1.000         5.47%      260,620       5.33%        0.35%    0.35%    0.35%     0.27%      0.27%      N/A
     1.000         5.36%      217,256       5.22%        0.34%    0.34%    0.34%     0.28%      0.28%      N/A
     1.000         5.84%      155,211       5.68%        0.36%       -     0.36%     0.29%      0.29%      N/A
     1.000         3.93%       95,991       3.94%        0.45%       -     0.45%     0.31%      0.31%      N/A

ALLMERICA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------

1.  ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various separate accounts established by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insurance companies. As of the date of this report, the Trust offered fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and consistently followed by the Trust in the preparation of its financial statements.

Security Valuation: Securities of the Portfolio are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts earned on original issue discount bonds, zero coupon bonds, stepped-coupon bonds and payment in kind bonds, which are accreted. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and forwards, including "Post-October Losses" and permanent differences due to differing treatments for paydown gains/losses on certain securities, market discount, non-taxable dividends and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Paid-in capital, undistributed net investment income and accumulated net realized gain (loss) have been adjusted in the Statement of Assets and Liabilities for permanent book-tax differences for the Portfolio for the year ended December 31, 1998.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

ALLMERICA INVESTMENT TRUST

                   ----------------------------------------

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Repurchase Agreements: The Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Investment Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.  INVESTMENT ADVISORY, ADMINISTRATION
     AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. The Manager succeeded Allmerica Investment Management Company, Inc. as manager of the Trust on April 16, 1998. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                  Percentage of Average Daily Net Assets

                   First          Next           Over
Portfolio       $50,000,000   $200,000,000   $250,000,000
---------       -----------   ------------   ------------
Money Market       0.35%          0.25%          0.20%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Adviser for the Portfolio is Allmerica Asset Management, Inc.

The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, whereby Investor Services Group performs certain administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administration fee to Investor Services Group. In a separate agreement, Investor Services Group receives separate fees from the Portfolio for certain fund accounting services provided in its capacity as pricing and bookkeeping agent.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

ALLMERICA INVESTMENT TRUST

                   ----------------------------------------

4.  REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of The Portfolio, excluding taxes, interest, broker commissions and extraordinary expenses, but including the advisory fee, exceed certain voluntary expense limitations by a percentage of average net assets (Money Market Fund - 0.60%), the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after the Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of Allmerica Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments (except for Moody's and S&P Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, (one of the funds constituting the Allmerica Investment Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 1999

ALLMERICA INVESTMENT TRUST

                            REGULATORY DISCLOSURES
                            ----------------------

The performance data quoted represents past results and is not an indication of future performance.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in The Fulcrum Fund/SM/ Variable Annuity of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for The Fulcrum Fund/SM/ Variable Annuity, Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust, which include important information related to charges and expenses.

                                CLIENT NOTICES
                                --------------

Year 2000 (unaudited): Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its service providers that they either are Year 2000 compliant now or expect to be compliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant computer systems of its service providers or other third parties which interact with such service providers.

                                  * * * * * *

This annual report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to The Fulcrum Fund/SM/ Variable Annuity contracts. Separate account financial statements are not provided.

The Fulcrum Fund/SM/ Variable Annuity

The Fulcrum Fund/SM/ Variable Annuity is issued by Allmerica Financial Life Insurance and Annuity Company
(First Allmerica Financial Life Insurance Company in NY and HI) and is distributed by Allmerica Investments, Inc.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

[IMSA-(Insurance Marketplace Standards Association) Logo Appears Here]

[Allmerica Financial/R/ Logo Appears Here]


  First Allmerica Financial Life Insurance Company. Allmerica Financial Life Insurance and Annuity Company (licensed in all states except NY). Allmerica
    Trust Company, N.A.. Allmerica Investments, Inc.. Allmerica Investment Management Company, Inc.. The Hanover Insurance Company. AMGRO, Inc.. Allmerica
    Financial Alliance Insurance Company. Allmerica Asset Management, Inc.. Allmerica Financial Benefit Insurance Company. Sterling Risk Management
 Services, Inc.. Citizens Corporation. Citizens Insurance Company of America.
                           Citizens Management Inc..
              440 Lincoln Street, Worcester, Massachusetts 01653